Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 599	$ 1,111	$ 2,243
Accounts Receivable, Net	615	453	306
Inventory, net	1,874	1,517	1,369
Prepaid expenses and other current assets	505	485	658
Restricted cash		50	50
Total current assets	3,593	3,616	4,626
Property and equipment, net	459	714	830
Intangible assets, net	3,121	2,795	2,250
Deposits and other assets	57	54	33
Total assets	7,230	7,179	7,739
Liabilities and Stockholders' Equity
Accounts payable	526	670	532
Accrued liabilities	1,373	1,711	1,290
Deferred revenue	0	0	3
Related party payable	2,893	11	21
Advances	250	250	250
Fair value of warrant liability	1,354	4,216	4,925
Total current liabilities	$ 6,396	$ 6,858	$ 7,021
Commitments and contingencies
Stockholders' Equity
Common stock	$ 2	$ 2	$ 151
Additional paid-in capital	96,679	95,063	77,897
Accumulated deficit	(95,852)	(94,749)	(82,271)
Total stockholders' equity	834	321	(4,223)
Total liabilities and stockholders' equity	7,230	7,179	7,739
Previously Reported [Member]
Stockholders' Equity
Common stock		239
Additional paid-in capital		94,826
Convertible Redeemable Series G Preferred stock [Member]
Liabilities and Stockholders' Equity
Convertible Redeemable Preferred stock			4,941
Series B Convertible Preferred Stock [Member]
Stockholders' Equity
Convertible Preferred stock	0	0
Series D Convertible Preferred Stock [Member]
Stockholders' Equity
Convertible Preferred stock	0	0
Series G Preferred Stock [Member]
Stockholders' Equity
Convertible Preferred stock	5	5
Series H-1 Preferred Stock [Member]
Stockholders' Equity
Convertible Preferred stock	0	0
Series H-2 Preferred Stock [Member]
Stockholders' Equity
Convertible Preferred stock	$ 0	$ 0	$ 0